Taxes (Details 3) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Taxes [Abstract]
Income taxes payable	$ 977,247	$ 1,126,157
VAT taxes payable	240,769	223,307
Other taxes payable	98,584	148,619
Total	$ 1,316,600	$ 1,498,083